Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2020
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

10. Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2019 and 2020:

	December 31,	December 31,
	2019	2020
	RMB’000	RMB’000
Accrued professional fees	27,788	10,459
Accrued office rental expense	2,337	340
Accrued employee welfare expense, meal and travel expense	714	411
Guarantee deposits	410	330
Withholding employees' social insurance and housing fund	843	1,082
Others	1,216	938
Total	33,308	13,560